Corporate administration (Tables)	12 Months Ended
Dec. 31, 2023
Corporate Administration [Abstract]
Disclosure of detailed information about corporate administration

	2023	2022
Administration and office costs	$35,643	$46,334
Share-based compensation expense(1)	9,232	913
Corporate administration	$44,875	$47,247
(1)Relates to the Company’s share-based compensation plans and the related liability of $6.5 million as at December 31, 2023 (December 31, 2022 - $4.6 million).